Consolidated Statements of Financial Position (Parenthetical)	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)	₪ 0.07	₪ 0.07
Ordinary shares, Authorized	20,000,000	20,000,000
Ordinary shares, Issued	12,835,185	10,793,057
Ordinary shares, Outstanding	12,835,185	10,793,057